Debt - Additional Information (Detail) $ in Thousands																			6 Months Ended
	Jun. 30, 2022 MXN ($)	Jun. 17, 2022 MXN ($)	Jun. 15, 2022 MXN ($)	Jun. 14, 2022 MXN ($)	May 31, 2022 MXN ($)	May 18, 2022 MXN ($)	Apr. 29, 2022 MXN ($)	Apr. 26, 2022 MXN ($)	Apr. 21, 2022 USD ($)	Apr. 18, 2022 MXN ($)	Apr. 06, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Mar. 17, 2022 MXN ($)	Mar. 16, 2022 MXN ($)	Feb. 25, 2022 MXN ($)	Feb. 22, 2022 MXN ($)	Jan. 21, 2022 MXN ($)	Jan. 14, 2022 USD ($)	Jun. 30, 2022 USD ($)	Aug. 26, 2022 MXN ($)	Aug. 26, 2022 USD ($)	Jun. 30, 2022 USD ($)	Apr. 29, 2022 USD ($)	Jan. 21, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 USD ($)	Nov. 12, 2021 MXN ($)	Nov. 12, 2021 USD ($)
Disclosure of debt [line items]
External net debt																													$ 1,860,000,000
Borrowings	$ 1,819,881,615				$ 1,984,689																				$ 2,211,701,630
Notes issued																								$ 150,000,000
Borrowings, maturity																	180
Line of credit																						$ 7,664,000,000
Prior size of the Medium Term Notes Program																											$ 125,000,000,000
New size of the Medium Term Notes Program																											$ 112,000,000,000
Revolving credit facility amount																						1,025,300,000
Repayment of revolving credit lines																			$ 1,031,992,000
Revolving credit amount outstanding																				$ 37,000,000	$ 1,905,300,000	195,855,000
Domestic net debt																												$ 27,242,000
Borrowings, interest rate basis									42.826
Lines Of Credit [Member]
Disclosure of debt [line items]
Line of credit	37,000,000
Available credit lines	$ 10,000,000
P.M.I. SUS [Member]
Disclosure of debt [line items]
Borrowings																		$ 500,000
Notes issued																	$ 4,500,000							250,000,000
Borrowings, maturity																		2023
P.M.I. SUS [Member] | Bottom of range [member]
Disclosure of debt [line items]
Borrowings, interest rate basis																		275
P.M.I. SUS [Member] | Top of range [member]
Disclosure of debt [line items]
Borrowings, interest rate basis																		425
Promissory Note [Member]
Disclosure of debt [line items]
Borrowings		$ 500,000																				150,000,000
Interest rate basis description	SOFR plus 250.826 basis points	SOFR plus 210 basis points
Borrowings Renewal Term	180 days	217 days
Government Bonds Monetization [Member]
Disclosure of debt [line items]
Borrowings, maturity								February 29, 2024
Revolving credit maximum borrowing capacity								$ 10,000,000
Eight Point Seven Five Zero Percentage Note Due 2029 [Member]
Disclosure of debt [line items]
Interest rate					8.75%
Ninety One TIIE Plus 228 Basis Points [Member] | P.M.I. SUS [Member]
Disclosure of debt [line items]
Notes issued																	$ 2,000,000
Borrowings, maturity																	270 days
Interest rate basis description																	TIIE plus 228 basis points
Ninety One TIIE Plus 238 Basis Points [Member] | P.M.I. SUS [Member]
Disclosure of debt [line items]
Notes issued																	$ 2,500,000
Borrowings, maturity																	360 days
Interest rate basis description																	TIIE plus 238 basis points
Three Month LIBOR Plus 198 Basis Points [Member] | P.M.I. SUS [Member]
Disclosure of debt [line items]
Notes issued																								$ 100,000,000
Borrowings, maturity																	90 days
Interest rate basis description																	LIBOR plus 198 basis points
Six Month LIBOR Plus 208 Basis Points [Member] | P.M.I. SUS [Member]
Disclosure of debt [line items]
Interest rate basis description																	LIBOR plus 208 basis points
One Eighty Two Days TLLE Plus 260 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Notes issued																$ 5,000,000
Borrowings, maturity																182
Interest rate basis description																TIIE plus 260 basis points
Thirty Days LIBOR Plus 175 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings, maturity															August 2022
Interest rate basis description															LIBOR plus 175 basis points
Revolving credit maximum borrowing capacity															$ 11,362
Twenty Eighty Days TLLE Plus 235 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings, maturity															February 2023
Interest rate basis description															TIIE plus 235 basis points
Revolving credit maximum borrowing capacity															$ 250,000
Twenty Eighty Days TLLE Plus 220 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings, maturity														June 2022
Interest rate basis description														TIIE plus 220 basis points
Revolving credit maximum borrowing capacity														$ 4,000,000
One Eighty Two Days TLLE Plus 280 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings, maturity													September 2022
Interest rate basis description													TIIE plus 280 basis points
Revolving credit maximum borrowing capacity													$ 4,000,000
SOFR Floating Rate Plus 245 Basis Points [Member] | Credit Line [Member]
Disclosure of debt [line items]
Borrowings, maturity												January 2023
Interest rate basis description												SOFR plus 245 basis points
Revolving credit maximum borrowing capacity												$ 75,000
Three Month SOFR Plus 270 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings, maturity											June 2022
Interest rate basis description											SOFR plus 270 basis points
Revolving credit maximum borrowing capacity											$ 150,000
Twenty Eight Days TIIE Plus 315 Basis Points [Member] | Renewed Promissory Note [Member]
Disclosure of debt [line items]
Notes issued										$ 4,000,000
Borrowings, maturity										October 2021
Interest rate basis description										TIIE plus 315 basis points
Six Month SOFR Plus 208 Basis Points [Member] | Renewed Promissory Note [Member]
Disclosure of debt [line items]
Notes issued									$ 100,000,000
Borrowings, maturity									January 2022
Interest rate basis description									SOFR plus 208 basis points
Three Month SOFR Plus 220 Basis Points [Member] | Credit Line [Member]
Disclosure of debt [line items]
Borrowings, maturity							May 15, 2017
Interest rate basis description							SOFR plus 220 basis points
Revolving credit maximum borrowing capacity							$ 150,000
Three Month SOFR Plus 220 Basis Points [Member] | Credit Line [Member] | Tranche One [Member]
Disclosure of debt [line items]
Notes issued																							$ 300,000,000
Twenty Eight Days TIIE Plus 330 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Borrowings			$ 2,000,000
Notes issued					$ 3,000,000
Borrowings, maturity					December 2021
Interest rate basis description			TIIE plus 330 basis points		TIIE plus 330 basis points
Twenty Eight Days TIIE Plus 250 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Interest rate basis description						TIIE plus 250 basis points
Revolving credit maximum borrowing capacity						$ 500,000
Borrowings Renewal Term						364 days
Twenty Eight Days TIIE Plus 220 Basis Points [Member] | Promissory Note [Member]
Disclosure of debt [line items]
Notes issued				$ 4,000,000
Borrowings, maturity				March 2022
Interest rate basis description				TIIE plus 220 basis points
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit amount outstanding																						$ 79,145,000				$ 202,547,000